INVENTORIES	12 Months Ended
Dec. 31, 2022
INVENTORIES
INVENTORIES
4.	INVENTORIES

	As of December 31,
	2021	2022
	RMB	RMB
Raw materials	123,940	290,121
Work-in-process	91,898	180,367
Finished goods	160,406	176,364
Inventories	376,244	646,852

Inventory write-off were RMB16,600 and RMB39,431, respectively, for the years ended December 31, 2021 and 2022.